SHAREHOLDERS' EQUITY - Result absorption (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SHAREHOLDERS' EQUITY
Result absorption	R$ (6,798,813)	R$ (2,817,518)
Reserve balances	10,612	6,734,008
Realization of deemed cost, net of taxes
SHAREHOLDERS' EQUITY
Result absorption	R$ (70,654)	(52,918)
Tax incentives
SHAREHOLDERS' EQUITY
Result absorption		(684,563)
Special statutory reserve
SHAREHOLDERS' EQUITY
Result absorption		(242,612)
Legal Reserve
SHAREHOLDERS' EQUITY
Percentage of limited balance of share capital	20.00%
Result absorption	R$ (317,144)	(105,670)
Reserve balances		317,144
Capital increase reserve
SHAREHOLDERS' EQUITY
Percentage of limited balance of share capital	80.00%
Result absorption		(1,730,629)
Capital reserves
SHAREHOLDERS' EQUITY
Result absorption	R$ (6,410,885)
Reserve balances	10,612	6,416,864
Unclaimed dividend forfeited
SHAREHOLDERS' EQUITY
Result absorption	R$ (130)	R$ (1,126)